Document And Entity Information	0 Months Ended
Oct. 30, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Feb. 28, 2013
Registrant Name	DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Central Index Key	0000201670
Amendment Flag	false
Document Creation Date	Oct. 30, 2013
Document Effective Date	Oct. 30, 2013
Prospectus Date	Jun. 28, 2013